Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income	$ 26,210	$ 10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
MPT Operating Partnership, L.P.
Net income	26,210	10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	$ 26,983	$ 11,063